Offerings	Mar. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A-1 common stock, par value $0.01 per share
Amount Registered | shares	37,550,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 751,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,713.10
Offering Note	1a: Includes the aggregate offering price of additional shares that the underwriters have the option to purchase. 1b: Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A-1 common stock, par value $0.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	See Note 1a. 2a: The Registrant previously paid a registration fee of $13,810.00 in connection with initial filing of the Registration Statement on Form S-11 on February 27, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).